Provision for post-employment benefits - Life Expectancies For Defined Benefit Pension Plans (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Years life expectancy after age 65 - Current pensioners (at age 65) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	22 years 2 months 12 days	22 years 2 months 12 days
Years life expectancy after age 65 - Current pensioners (at age 65) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23 years 8 months 12 days	23 years 10 months 24 days
Years life expectancy after age 65 - Future pensioners (current age 45) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23 years 9 months 18 days	24 years
Years life expectancy after age 65 - Future pensioners (current age 45) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	25 years 4 months 24 days	25 years 8 months 12 days
North America [member] | Years life expectancy after age 65 - Current pensioners (at age 65) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	21 years 10 months 24 days
North America [member] | Years life expectancy after age 65 - Current pensioners (at age 65) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23 years 3 months 18 days
North America [member] | Years life expectancy after age 65 - Future pensioners (current age 45) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23 years 4 months 24 days
North America [member] | Years life expectancy after age 65 - Future pensioners (current age 45) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	24 years 10 months 24 days
United Kingdom [member] | Years life expectancy after age 65 - Current pensioners (at age 65) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23 years 1 month 6 days
United Kingdom [member] | Years life expectancy after age 65 - Current pensioners (at age 65) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	24 years 1 month 6 days
United Kingdom [member] | Years life expectancy after age 65 - Future pensioners (current age 45) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	24 years 8 months 12 days
United Kingdom [member] | Years life expectancy after age 65 - Future pensioners (current age 45) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	25 years 10 months 24 days
Western Continental Europe [member] | Years life expectancy after age 65 - Current pensioners (at age 65) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	20 years 9 months 18 days
Western Continental Europe [member] | Years life expectancy after age 65 - Current pensioners (at age 65) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23 years 10 months 24 days
Western Continental Europe [member] | Years life expectancy after age 65 - Future pensioners (current age 45) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23 years 2 months 12 days
Western Continental Europe [member] | Years life expectancy after age 65 - Future pensioners (current age 45) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	26 years
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Years life expectancy after age 65 - Current pensioners (at age 65) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	14 years
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Years life expectancy after age 65 - Current pensioners (at age 65) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	17 years 4 months 24 days
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Years life expectancy after age 65 - Future pensioners (current age 45) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	14 years
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Years life expectancy after age 65 - Future pensioners (current age 45) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	17 years 4 months 24 days